Key Management Personnel Compensation - Schedule of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,522,550	$ 1,551,075	$ 1,727,020
Post-employment benefits	18,720	38,486	42,444
Long-term benefits		(6,616)	7,215
Termination benefits		10,215
Share-based payments	802,128	520,055	764,175
Total	$ 2,343,398	$ 2,113,215	$ 2,540,854